SUBSEQUENT EVENTS (Details 1)	3 Months Ended
	Mar. 31, 2015 USD ($)	Jun. 30, 2015 CAD
Subsequent Event [Line Items]
Prepaid expenses | CAD		CAD 191,584
Fixed assets | CAD		138,049
Mining rights | CAD		1,035,818
Accounts payable | CAD		(111,275)
Asset retirement obligation | CAD		(107,749)
Note payable | CAD		(125,451)
Accumulated comprehensive income | CAD		114,446
Due to DNAP | CAD		CAD (5,296,228)
DNA Canada Inc [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash	$ 25,514
Prepaid expenses	137,919
Sales tax receivable	17,097
Fixed assets	138,124
Mining rights	1,035,818
Accounts payable	(127,640)
Asset retirement obligation	(107,749)
Note payable	(127,523)
Accumulated comprehensive income	108,337
Due to DNAP	(5,288,703)
Adjustment to Additional Paid in Capital	$ (4,188,806)